Leases - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Beginning balance	¥ 3,939	¥ 7,149
Additions	4,715	4,945
Depreciation charge	(1,139)	(2,198)	¥ (3,433)
Lease termination	(2,914)	(5,957)
Ending balance	4,601	3,939	7,149
Building [Member]
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Beginning balance	3,939	7,149
Additions	4,715	4,945
Depreciation charge	(1,139)	(2,198)
Lease termination	(2,914)	(5,957)
Ending balance	¥ 4,601	¥ 3,939	¥ 7,149